UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                       May 16, 2006 to June 15, 2006


Commission File Number of issuing entity: 333-126790-11


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0172413, 35-2269568, 36-4587254
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A             [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    B             [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On June 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-A, Revolving Home Equity Loan Asset Backed Notes, Series 2006-A.

         The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Noteholders on June 15, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-A (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: June 28, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1

                          Countrywide HEL Notes 2006-A
                                  June 15, 2006


                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Totals   ------------------------------------------------------- 11
Bankruptcy Group Total Report   -------------------------------------------- 11
Foreclosure Group Total Report   ------------------------------------------- 11
REO Group Total Report   --------------------------------------------------- 11



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                                   Countrywide HEL Notes 2006-A
                                                          June 15, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A         700,800,000.00     670,529,168.10    15,727,162.42    3,043,262.38    18,770,424.80    0.00      0.00      654,802,005.68
AIO       561,714,804.00     482,856,182.00             0.00    1,609,520.61     1,609,520.61    0.00      0.00      482,856,182.00
M1         22,000,000.00      22,000,000.00             0.00      103,827.49       103,827.49    0.00      0.00       22,000,000.00
M2         21,200,000.00      21,200,000.00             0.00      100,417.06       100,417.06    0.00      0.00       21,200,000.00
M3         13,200,000.00      13,200,000.00             0.00       62,751.16        62,751.16    0.00      0.00       13,200,000.00
M4         12,400,000.00      12,400,000.00             0.00       60,015.84        60,015.84    0.00      0.00       12,400,000.00
M5         11,600,000.00      11,600,000.00             0.00       56,543.40        56,543.40    0.00      0.00       11,600,000.00
M6         10,400,000.00      10,400,000.00             0.00       54,455.42        54,455.42    0.00      0.00       10,400,000.00
B           8,400,000.00       8,400,000.00             0.00       51,216.56        51,216.56    0.00      0.00        8,400,000.00
R1                  0.00               0.00             0.00            0.00             0.00    0.00      0.00                0.00
R2                100.00               0.00             0.00            0.00             0.00    0.00      0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  1,361,714,904.00   1,252,585,350.10    15,727,162.42    5,142,009.92    20,869,172.34    0.00      0.00    1,236,858,187.68
-----------------------------------------------------------------------------------------------------------------------------------
C                   0.00               0.00             0.00      452,051.29       452,051.29    0.00      0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                             BEGINNING                                                               ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL            PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A          126685CE4         956.80531978      22.44172720      4.34255477     26.78428196      934.36359258         5.270630%
AIO        126685CF1         859.61092455       0.00000000      2.86536975      2.86536975      859.61092455         4.000000%
M1         126685CG9       1,000.00000000       0.00000000      4.71943136      4.71943136    1,000.00000000         5.480630%
M2         126685CH7       1,000.00000000       0.00000000      4.73665377      4.73665377    1,000.00000000         5.500630%
M3         126685CJ3       1,000.00000000       0.00000000      4.75387576      4.75387576    1,000.00000000         5.520630%
M4         126685CK0       1,000.00000000       0.00000000      4.83998710      4.83998710    1,000.00000000         5.620630%
M5         126685CL8       1,000.00000000       0.00000000      4.87443103      4.87443103    1,000.00000000         5.660630%
M6         126685CM6       1,000.00000000       0.00000000      5.23609808      5.23609808    1,000.00000000         6.080630%
B          126685CN4       1,000.00000000       0.00000000      6.09720952      6.09720952    1,000.00000000         7.080630%
R2         126685CR5           0.00000000       0.00000000      0.00000000      0.00000000        0.00000000         0.000000%
TOTALS                      919.85873579      11.54952654      3.77612811     15.32565464      908.30920925
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Countrywide HEL Notes 2006-A
                                                            June 15, 2006



General Information:
Record Date                                                                                                             06/14/2006
LIBOR Determination Date                                                                                                05/11/2006
Payment Date                                                                                                            06/15/2006
Determination Date                                                                                                      06/12/2006
Interest Period
                Beginning                                                                                               05/15/2006
                Ending                                                                                                  06/14/2006
Number of Days in Interest Period                                                                                               31
Collection Period
                Beginning                                                                                               05/01/2006
                Ending                                                                                                  05/31/2006

ACCOUNTS
COLLECTION ACCOUNT
Beginning Balance                                                                                                             0.00

Deposits
                Collections on Mortgage Loans
                Interest payments on Mortgage Loans                                                                   5,963,950.82
                Principal payments on Mortgage Loans                                                                 32,325,149.40
                Purchase Price (for Mortgage Loans modified by the Master Servicer)                                     666,002.68
                Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                               0.00
                Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                           0.00
                Transfer Deposit Amount                                                                                       0.00
                Net Liquidation Proceeds (net of Foreclosure Profits)                                                         0.00
                Insurance Proceeds                                                                                            0.00
                Deposits by Master Servicer for losses on Eligible Investments                                                0.00
                Investment income on Eligible Investments                                                                     0.00
                Servicer Advances                                                                                             0.00
                Termination purchase price (for 10% clean-up call)                                                            0.00
                Other Proceeds / Amounts
                Amount Related To Principal                                                                                   0.00
                Others                                                                                                    1,048.10
Total Deposits                                                                                                       38,956,151.00

Withdrawals
                Investment income on Eligible Investments paid to Master Servicer                                             0.00
                Amount withdrawn to purchase Additional Balances                                                              0.00
                Amount transferred to Payment Account                                                                38,499,540.22
                Other Permitted Withdrawal per the Sale and Servicing Agreement                                         456,610.78
Total Withdrawals                                                                                                    38,956,151.00

Losses on Eligible Investments                                                                                                0.00
Ending Balance                                                                                                                0.00


PAYMENT ACCOUNT

Beginning Balance                                                                                                             0.00

Deposits
                Deposit from Collection Account                                                                      38,499,540.22
                Deposits by Master Servicer for losses on Eligible Investments                                                0.00
                Investment income on Eligible Investments                                                                     0.00
                Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
                        (first two Payment Dates only)                                                                        0.00
                Deposit by Master Servicer of collections after the Cut-off Date
                        but prior to the Closing Date (excluding accrued interest) (first Payment Date only)                  0.00
Total Deposits                                                                                                       38,499,540.22

Withdrawals
                Investment income on Eligible Investments paid to Master Servicer                                             0.00
                Payment pursuant to Section 8.03 of the Indenture                                                    38,499,540.22
Total Withdrawals                                                                                                    38,499,540.22

Losses on Eligible Investments                                                                                                0.00
Ending Balance                                                                                                                0.00


DISTRIBUTIONS

Amounts to be Distributed                                                                                            38,499,540.22

Investor Interest Collections                                                                                         5,594,061.20

Principal Collections                                                                                                15,727,162.42

Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
                (first two Payment Dates only)                                                                                0.00
Deposit from Master Servicer of collections after the Cut-off Date
                but prior to the Closing Date related to the Mortgage loans                                                   0.00
                (excluding accrued interest) (first Payment Date only)

Subordinated Transferor Collections                                                                                     452,051.29

Credit Enhancement Draw Amount                                                                                                0.00


Transaction Party Fees and Expenses

Servicing Fees owing to the Master Servicer for current collection Period                                               320,720.49
Servicing Fees owing to the Master Servicer for prior collection Periods                                                      0.00
Servicing Fees paid to the Master Servicer                                                                              320,720.49

Liquidation Expenses and indemnification of payments related to the Class Notes owing to the Master Servicer                  0.00
Liquidation Expenses and indemnification of payments related to the Class Notes paid to the Master Servicer                   0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                         0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                          0.00

Amount owing to the Loan Insurance Policy Provider                                                                      378,906.94
Amount paid to the Loan Insurance Policy Provider                                                                       378,906.94


Interest Payments
Class A
Note Interest owing to Class A Notes prior to distributions                                                           3,043,262.38
Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class A Notes prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                  0.00
Aggregate Investor Interest owing to Class A Notes Prior to distributions                                             3,043,262.38
Aggregate Investor Interest paid to Class A Notes                                                                     3,043,262.38
Unpaid Investor Interest Shortfall for Class A Notes after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class A Notes after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Basis Risk Carryforward owing to the Class A Notes prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class A Notes                                                                             0.00
Basis Risk Carryforward for the Class A Notes remaining after distributions                                                   0.00

Class M-1
Note Interest owing to Class M-1 Notes prior to distributions                                                           103,827.49
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                                            0.00
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                                0.00
Aggregate Investor Interest owing to Class M-1 Notes Prior to distributions                                             103,827.49
Aggregate Investor Interest paid to Class M-1 Notes                                                                     103,827.49
Unpaid Investor Interest Shortfall for Class M-1 Notes after distributions                                                    0.00
Unpaid Investor Interest Shortfall for Class M-1 Notes after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Basis Risk Carryforward owing to the Class M-1 Notes prior to distributions                                                   0.00
Basis Risk Carryforward paid to the Class M-1 Notes                                                                           0.00
Basis Risk Carryforward for the Class M-1 Notes remaining after distributions                                                 0.00

Class M-2
Note Interest owing to Class M-2 Notes prior to distributions                                                           100,417.06
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                                            0.00
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                                0.00
Aggregate Investor Interest owing to Class M-2 Notes Prior to distributions                                             100,417.06
Aggregate Investor Interest paid to Class M-2 Notes                                                                     100,417.06
Unpaid Investor Interest Shortfall for Class M-2 Notes after distributions                                                    0.00
Unpaid Investor Interest Shortfall for Class M-2 Notes after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Basis Risk Carryforward owing to the Class M-2 Notes prior to distributions                                                   0.00
Basis Risk Carryforward paid to the Class M-2 Notes                                                                           0.00
Basis Risk Carryforward for the Class M-2 Notes remaining after distributions                                                 0.00

Class M-3
Note Interest owing to Class M-3 Notes prior to distributions                                                            62,751.16
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                                            0.00
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                                0.00
Aggregate Investor Interest owing to Class M-3 Notes Prior to distributions                                              62,751.16
Aggregate Investor Interest paid to Class M-3 Notes                                                                      62,751.16
Unpaid Investor Interest Shortfall for Class M-3 Notes after distributions                                                    0.00
Unpaid Investor Interest Shortfall for Class M-3 Notes after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Basis Risk Carryforward owing to the Class M-3 Notes prior to distributions                                                   0.00
Basis Risk Carryforward paid to the Class M-3 Notes                                                                           0.00
Basis Risk Carryforward for the Class M-3 Notes remaining after distributions                                                 0.00

Class M-4
Note Interest owing to Class M-4 Notes prior to distributions                                                            60,015.84
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                                            0.00
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                                0.00
Aggregate Investor Interest owing to Class M-4 Notes Prior to distributions                                              60,015.84
Aggregate Investor Interest paid to Class M-4 Notes                                                                      60,015.84
Unpaid Investor Interest Shortfall for Class M-4 Notes after distributions                                                    0.00
Unpaid Investor Interest Shortfall for Class M-4 Notes after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Basis Risk Carryforward owing to the Class M-4 Notes prior to distributions                                                   0.00
Basis Risk Carryforward paid to the Class M-4 Notes                                                                           0.00
Basis Risk Carryforward for the Class M-4 Notes remaining after distributions                                                 0.00

Class M-5
Note Interest owing to Class M-5 Notes prior to distributions                                                            56,543.40
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                                            0.00
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                                0.00
Aggregate Investor Interest owing to Class M-5 Notes Prior to distributions                                              56,543.40
Aggregate Investor Interest paid to Class M-5 Notes                                                                      56,543.40
Unpaid Investor Interest Shortfall for Class M-5 Notes after distributions                                                    0.00
Unpaid Investor Interest Shortfall for Class M-5 Notes after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Basis Risk Carryforward owing to the Class M-5 Notes prior to distributions                                                   0.00
Basis Risk Carryforward paid to the Class M-5 Notes                                                                           0.00
Basis Risk Carryforward for the Class M-5 Notes remaining after distributions                                                 0.00

Class M-6
Note Interest owing to Class M-6 Notes prior to distributions                                                            54,455.42
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                                            0.00
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                                0.00
Aggregate Investor Interest owing to Class M-6 Notes Prior to distributions                                              54,455.42
Aggregate Investor Interest paid to Class M-6 Notes                                                                      54,455.42
Unpaid Investor Interest Shortfall for Class M-6 Notes after distributions                                                    0.00
Unpaid Investor Interest Shortfall for Class M-6 Notes after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Basis Risk Carryforward owing to the Class M-6 Notes prior to distributions                                                   0.00
Basis Risk Carryforward paid to the Class M-6 Notes                                                                           0.00
Basis Risk Carryforward for the Class M-6 Notes remaining after distributions                                                 0.00

Class B
Note Interest owing to Class B Notes prior to distributions                                                              51,216.56
Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class B Notes prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                  0.00
Aggregate Investor Interest owing to Class B Notes Prior to distributions                                                51,216.56
Aggregate Investor Interest paid to Class B Notes                                                                        51,216.56
Unpaid Investor Interest Shortfall for Class B Notes after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class B Notes after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Basis Risk Carryforward owing to the Class B Notes prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class B Notes                                                                             0.00
Basis Risk Carryforward for the Class B Notes remaining after distributions                                                   0.00

Principal Payments

Investor Loss Amount owing to Class Notes prior to distributions                                                              0.00
Investor Loss Amount paid to Class Notes                                                                                      0.00

Investor Loss Reduction Amount owing to Class Notes prior to distributions
Investor Loss Reduction Amount paid to Class Notes                                                                            0.00
Investor Loss Reduction Amount for Class Notes remaining after distributions                                                  0.00
Investor Loss Reduction Amount for Class Notes remaining after distributions
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Accelerated Principal Payment Amount owing to Class Notes prior to distributions                                              0.00
Accelerated Principal Payment Amount paid to Class Notes                                                                      0.00

Scheduled Principal Collections Payment Amount owing to Class Notes prior to distributions                           15,727,162.42
Scheduled Principal Collections Payment Amount paid to Class Notes                                                   15,727,162.42

Transferor Principal Collections (paid to Transferor)                                                                         0.00

Application of Subordinated Transferor Collections
Required Amount for Class Notes                                                                                               0.00
Unpaid Required Amount for Class Notes after making distributions above                                                       0.00
Amount of Subordinated Transferor Collections                                                                                 0.00
Remaining unpaid Required Amount for Class Notes after application of
Subordinated Transferor Collections                                                                                           0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                             0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes allocated
                to the Allocated Transferor Interest                                                                          0.00
Amount of Available Transferor Subordinated Amount
                prior to the Payment Date                                                                                     0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes
                allocated to the Available Transferor Subordinated Amount                                                     0.00

Distributions to Issuer
Amount distributed to the Issuer for distribution under the Trust Agreement
                pursuant to Section 8.03(c)(vi) of the Indenture                                                              0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                             0.00
Transferor Principal Collections in excess of Additional Balances created on
                Mortgage Loans during the related Collection period.                                                          0.00
Allocated Transferor Interest                                                                                                 0.00
Overcollateralization Target Amount                                                                                   6,000,000.00
Overcollateralization Step-Down Amount                                                                                        0.00
Available Transferor Subordinated Amount                                                                                      0.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                       452,051.29
                and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class Notes                                                                                          0.00
Investor Floating Allocation Percentage for Class Notes                                                                    100.00%
Liquidation loss amounts for Mortgage Loans                                                                                   0.00
Investor Loss Amount for Class Notes                                                                                          0.00


                Delinquent Mortgage Loans
                Delinquency Totals
                Group Totals
                Category              Number          Principal Balance      Percentage
                1 Month                102               7,746,611.13          1.03%
                2 Month                 34               2,842,590.51          0.38%
                3 Month                 13                 767,328.06          0.10%
                Total                  149              11,356,529.70          1.51%

                * Delinquent Buckets include Bankruptcies, Foreclosures and REO Properties


                Bankruptcies
                Bankruptcy Group Total Report
                Number of Loans         Principal Balance        Percentage
                        1                     29,472.45             0.00%


                Foreclosures
                Foreclosure Group Total Report
                Number of Loans         Principal Balance        Percentage
                        3                    166,744.70             0.02%


                REO Properties
                REO Group Total Report
                Number of Loans         Principal Balance        Percentage
                        0                          0.00             0.00%



Optional Servicer Advances (Current Collection Period)                                                                        0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                1,762,973.80
Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                            0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                                 666,002.68
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                            0
Asset Balance                                                                                                                 0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                           0
Balance                                                                                                                       0.00


BALANCE RECONCILIATION
Beginning Loan Group Balance                                                                                        769,729,168.09
Ending Loan Group Balance                                                                                           754,002,005.67
Change in Loan Group Balance                                                                                         15,727,162.42
Principal Collections                                                                                                32,905,479.02
Liquidation Loss Amount                                                                                                       0.00
Liquidation Recovery Amount                                                                                                   0.00
Cumulative Liquidation Loss Amount                                                                                            0.00
Additional Balances during Collection Period                                                                         17,178,316.60
Balance Check                                                                                                                 0.00

OTHER INFORMATION

Allocated Transferor Interest (Beginning)                                                                                    -0.01
Allocated Transferor Interest (Ending)                                                                                       -0.01

Interest payments on Mortgage Loans                                                                                   6,293,688.63
Net Liquidation Proceeds (Allocable to Interest)                                                                              0.00
Insurance Proceeds (Allocable to Interest)                                                                                    0.00
Servicer Advance (Allocable to Interest)                                                                                      0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                0.00
Residual Advance                                                                                                              0.00
Total Interest                                                                                                        6,293,688.63
Servicing Fee                                                                                                           320,720.49
Investor Interest Collections                                                                                         5,594,061.20

Beginning Loan Group Balance                                                                                        769,729,168.09
Principal payments on Mortgage Loans                                                                                 32,905,479.02
Net Liquidation Proceeds (Allocable to Principal)                                                                             0.00
Insurance Proceeds (Allocable to Principal)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                   0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                               0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                 0.00
Transfer Deposit Amount                                                                                                       0.00
Total Principal                                                                                                      32,905,479.02
Investor Principal Collections                                                                                       32,905,479.02
Additional Balances                                                                                                  17,178,316.60
Ending Principal Balances                                                                                           754,002,005.67
Total Collections                                                                                                    38,499,540.22
Scheduled Principal Payment                                                                                          15,727,162.42

Mortgage Loans Average Daily Balance                                                                                772,823,851.70
Number of Mortgage Loans at beginning of Collection Period                                                               16,532.00
Number of Mortgage Loans at end of Collection Period                                                                     16,075.00
Loan Group Balance at beginning of Collection Period                                                                769,729,168.09
Loan Group Balance at end of Collection Period                                                                      754,002,005.67

Note Principal Balance of the Class A Notes                                                                         654,802,005.68
Original Note Principal Balance of the Class A Notes                                                                700,800,000.00
Class A Factor                                                                                                                0.93

Note Principal Balance of the Class M-1 Notes                                                                        22,000,000.00
Original Note Principal Balance of the Class M-1 Notes                                                               22,000,000.00
Class M-1 Factor                                                                                                              1.00

Note Principal Balance of the Class M-2 Notes                                                                        21,200,000.00
Original Note Principal Balance of the Class M-2 Notes                                                               21,200,000.00
Class M-2 Factor                                                                                                              1.00

Note Principal Balance of the Class M-3 Notes                                                                        13,200,000.00
Original Note Principal Balance of the Class M-3 Notes                                                               13,200,000.00
Class M-3 Factor                                                                                                              1.00

Note Principal Balance of the Class M-4 Notes                                                                        12,400,000.00
Original Note Principal Balance of the Class M-4 Notes                                                               12,400,000.00
Class M-4 Factor                                                                                                              1.00

Note Principal Balance of the Class M-5 Notes                                                                        11,600,000.00
Original Note Principal Balance of the Class M-5 Notes                                                               11,600,000.00
Class M-5 Factor                                                                                                              1.00

Note Principal Balance of the Class M-6 Notes                                                                        10,400,000.00
Original Note Principal Balance of the Class M-6 Notes                                                               10,400,000.00
Class M-6 Factor                                                                                                              1.00

Note Principal Balance of the Class B Notes                                                                           8,400,000.00
Original Note Principal Balance of the Class B Notes                                                                  8,400,000.00
Class B Factor                                                                                                                1.00

Weighted average remaining term of Mortgage Loans                                                                              294

Weighted Average Loan Rate                                                                                               9.765467%
Weighted Average Net Loan Rate                                                                                           8.269467%

Excess Interest                                                                                                         452,051.29

LOAN MODIFICATION SUMMARY

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                            31,699.21
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                         31,699.21
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                           0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                         319,356.83
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                      432,488.95
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                         0.05%

Loans with Credit Limit Modification - current                                                                          154,000.00
Loans with Credit Limit Modification - cumulative                                                                     1,414,907.00
Loans with Credit Limit Modification - % of Initial                                                                          0.18%

Loans with Gross Margin Modification - current                                                                          120,811.34
Loans with Gross Margin Modification - cumulative                                                                       335,845.54
Loans with Gross Margin Modification - % of Initial                                                                          0.04%


ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
